FAIR VALUE DISCLOSURES (Quantitative Information about Level 3) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Fair Value Inputs [Abstract]
Discount rate		3.00%
Minimum
Fair Value Inputs [Abstract]
Discount rate	1.40%
Maximum
Fair Value Inputs [Abstract]
Discount rate	6.40%
Public corporate | Matrix Pricing Model Valuation Technique
Fair Value Inputs [Abstract]
Fair Value Unabsorvable Inputs	$ 55	$ 61
Public corporate | Matrix Pricing Model Valuation Technique | Minimum
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	0	50
Public corporate | Matrix Pricing Model Valuation Technique | Maximum
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	565	565
Public corporate | Market Comparable Companies Valuation Technique
Fair Value Inputs [Abstract]
Fair Value Unabsorvable Inputs	$ 636	$ 154
Public corporate | Market Comparable Companies Valuation Technique | Minimum
Fair Value Inputs [Abstract]
EBITDA multiples	4.3	7.8
Discount rate	7.00%	7.00%
Cash flow multiples	14	14
Public corporate | Market Comparable Companies Valuation Technique | Maximum
Fair Value Inputs [Abstract]
EBITDA multiples	25.6	19.1
Discount rate	17.80%	12.60%
Cash flow multiples	16.5	16.5
Asset-backed Securities | Matrix Pricing Model Valuation Technique
Fair Value Inputs [Abstract]
Fair Value Unabsorvable Inputs	$ 2	$ 3
Asset-backed Securities | Matrix Pricing Model Valuation Technique | Minimum
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	25	30
Asset-backed Securities | Matrix Pricing Model Valuation Technique | Maximum
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	687	687
Other Invested Assets | Market Comparable Companies Valuation Technique
Fair Value Inputs [Abstract]
Discount rate		30.00%
Fair Value Unabsorvable Inputs		$ 10
Other Invested Assets | Market Comparable Companies Valuation Technique | Minimum
Fair Value Inputs [Abstract]
Revenue multiple		2.5
Discount Years		2 years
Other Invested Assets | Market Comparable Companies Valuation Technique | Maximum
Fair Value Inputs [Abstract]
Revenue multiple		4.8
Separate Accounts | Third Party Appraisal Valuation Technique
Fair Value Inputs [Abstract]
Discount rate	6.60%	6.70%
Capitalization Rate	4.80%	4.90%
Exit Capitalization Rate	5.70%	5.90%
Fair Value Unabsorvable Inputs	$ 295	$ 271
Separate Accounts | Discounted Cash Flow Valuation Technique
Fair Value Inputs [Abstract]
Fair Value Unabsorvable Inputs	$ 3	$ 7
Separate Accounts | Discounted Cash Flow Valuation Technique | Minimum
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	273	280
Discount rate	1.10%	2.30%
Gross Domestic Product Rate	0.00%	0.00%
Separate Accounts | Discounted Cash Flow Valuation Technique | Maximum
Fair Value Inputs [Abstract]
Spread Over Industry Yield Curve BPS	512	411
Discount rate	7.00%	5.90%
Gross Domestic Product Rate	1.90%	1.09%
GMIB reinsurance contracts | Discounted Cash Flow Valuation Technique
Fair Value Inputs [Abstract]
Fair Value Unabsorvable Inputs	$ 10,309	$ 10,570
GMIB reinsurance contracts | Discounted Cash Flow Valuation Technique | Minimum
Fair Value Inputs [Abstract]
Lapse Rates	1.50%	0.60%
Withdrawal Rates	0.00%	0.20%
GMIB Utilization Rates	0.00%	0.00%
Non Performance Risk	5	5
Volatility Rates- Equity	11.00%	9.00%
GMIB reinsurance contracts | Discounted Cash Flow Valuation Technique | Maximum
Fair Value Inputs [Abstract]
Lapse Rates	5.70%	5.70%
Withdrawal Rates	8.00%	8.00%
GMIB Utilization Rates	16.00%	15.00%
Non Performance Risk	17	18
Volatility Rates- Equity	38.00%	35.00%
GMIB and GWBL | Discounted Cash Flow Valuation Technique
Fair Value Inputs [Abstract]
Fair Value Unabsorvable Inputs	$ 164	$ 120
GMIB and GWBL | Discounted Cash Flow Valuation Technique | Minimum
Fair Value Inputs [Abstract]
Lapse Rates	1.00%	1.00%
Withdrawal Rates	0.00%	0.00%
Volatility Rates- Equity	11.00%	9.00%
GMIB and GWBL | Discounted Cash Flow Valuation Technique | Maximum
Fair Value Inputs [Abstract]
Lapse Rates	11.00%	5.70%
Withdrawal Rates	8.00%	7.00%
Volatility Rates- Equity	38.00%	35.00%